Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014
C000016568
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 13,522	$ 13,088	$ 12,577	$ 13,282	$ 12,653	$ 13,085	$ 12,695	$ 12,460	$ 12,588	$ 11,824	$ 10,949	$ 11,413	$ 11,743	$ 12,128	$ 11,664	$ 11,124	$ 11,669	$ 11,629	$ 11,322	$ 11,573	$ 10,628	$ 10,800	$ 9,460	$ 8,885	$ 9,767	$ 10,376	$ 10,054	$ 11,245	$ 10,869	$ 11,670	$ 11,704	$ 12,095	$ 12,289	$ 11,515	$ 11,915	$ 11,761	$ 12,318	$ 12,250	$ 12,271	$ 12,565	$ 12,015	$ 11,804	$ 11,337	$ 11,046	$ 11,278	$ 10,725	$ 9,327	$ 9,833	$ 10,144	$ 9,700	$ 9,663	$ 9,285	$ 8,844	$ 8,160	$ 9,929	$ 10,797	$ 10,982	$ 10,566	$ 10,351	$ 9,883	$ 9,369	$ 9,679	$ 9,808	$ 9,303	$ 10,082	$ 9,765	$ 9,905	$ 9,670	$ 9,066	$ 9,375	$ 9,495	$ 10,210	$ 10,267	$ 10,470	$ 10,221	$ 10,416	$ 10,612	$ 10,582	$ 10,512	$ 11,028	$ 10,621	$ 10,563	$ 10,570	$ 10,364	$ 10,072	$ 10,029	$ 9,990	$ 10,059	$ 9,736	$ 9,417	$ 9,139	$ 8,787	$ 8,725	$ 8,403	$ 8,337	$ 8,397	$ 8,395	$ 8,292	$ 7,945	$ 8,418	$ 8,240	$ 8,296	$ 8,118	$ 8,344	$ 8,649	$ 8,838	$ 8,802	$ 8,372	$ 8,983	$ 9,711	$ 9,725	$ 10,273	$ 10,049	$ 9,915	$ 9,921	$ 9,285	$ 9,127	$ 9,309	$ 9,233	$ 9,336	$ 9,425
C000016571
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000149477
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
C000016572
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
C000016573
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
DWS Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,596	16,073	15,615	15,871	15,280	15,681	15,182	14,909	14,824	14,076	12,880	13,424	13,899	14,453	14,000	13,391	13,982	13,598	13,269	13,552	12,537	12,527	11,259	10,684	11,787	12,375	11,787	12,993	12,896	13,788	13,700	13,947	14,655	13,941	14,622	14,271	14,697	14,442	14,335	14,498	14,040	13,630	13,323	13,031	13,171	12,586	10,897	11,350	11,653	11,083	10,831	10,474	10,037	9,428	10,880	11,961	12,217	11,832	11,700	11,294	10,980	11,272	11,417	10,777	11,321	11,011	10,942	10,670	10,012	10,523	10,537	11,448	11,349	11,573	11,295	11,434	11,697	11,436	11,646	12,197	11,614	11,431	11,312	11,143	10,872	10,876	10,571	10,590	10,215	9,962	9,695	9,558	9,289	8,982	9,164	9,355	9,242	9,235	8,790	9,095	9,179	8,920	8,375	8,532	9,197	9,322	9,470	8,783	9,253	9,988	9,784	10,070	10,122	9,724	9,874	9,317	9,272	9,605	9,476	9,616	10,000
DWS Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,596	16,073	15,615	15,871	15,280	15,681	15,182	14,909	14,824	14,076	12,880	13,424	13,899	14,453	14,000	13,391	13,982	13,598	13,269	13,552	12,537	12,527	11,259	10,684	11,787	12,375	11,787	12,993	12,896	13,788	13,700	13,947	14,655	13,941	14,622	14,271	14,697	14,442	14,335	14,498	14,040	13,630	13,323	13,031	13,171	12,586	10,897	11,350	11,653	11,083	10,831	10,474	10,037	9,428	10,880	11,961	12,217	11,832	11,700	11,294	10,980	11,272	11,417	10,777	11,321	11,011	10,942	10,670	10,012	10,523	10,537	11,448	11,349	11,573	11,295	11,434	11,697	11,436	11,646	12,197	11,614	11,431	11,312	11,143	10,872	10,876	10,571	10,590	10,215	9,962	9,695	9,558	9,289	8,982	9,164	9,355	9,242	9,235	8,790	9,095	9,179	8,920	8,375	8,532	9,197	9,322	9,470	8,783	9,253	9,988	9,784	10,070	10,122	9,724	9,874	9,317	9,272	9,605	9,476	9,616	10,000
DWS Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 17,279	16,735	16,258	16,525	15,909	16,327	15,807	15,523	15,434	14,655	13,411	13,977	14,472	15,048	14,577	13,942	14,558	14,158	13,816	14,110	13,053	13,043	11,723	11,124	12,272	12,884	12,273	13,528	13,427	14,356	14,264	14,521	15,259	14,515	15,224	14,858	15,302	15,037	14,925	15,095	14,618	14,191	13,872	13,568	13,714	13,105	11,346	11,818	12,133	11,540	11,277	10,905	10,450	9,816	11,328	12,454	12,720	12,319	12,182	11,760	11,432	11,736	11,887	11,221	11,787	11,465	11,393	11,110	10,425	10,957	10,970	11,919	11,817	12,049	11,760	11,905	12,179	11,907	12,126	12,699	12,092	11,901	11,778	11,602	11,320	11,324	11,007	11,026	10,636	10,372	10,094	9,952	9,671	9,351	9,541	9,741	9,622	9,616	9,152	9,470	9,557	9,288	8,720	8,883	9,575	9,706	9,860	9,145	9,634	10,399	10,187	10,484	10,538	10,125	10,281	9,701	9,654
DWS Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,596	16,073	15,615	15,871	15,280	15,681	15,182	14,909	14,824	14,076	12,880	13,424	13,899	14,453	14,000	13,391	13,982	13,598	13,269	13,552	12,537	12,527	11,259	10,684	11,787	12,375	11,787	12,993	12,896	13,788	13,700	13,947	14,655	13,941	14,622	14,271	14,697	14,442	14,335	14,498	14,040	13,630	13,323	13,031	13,171	12,586	10,897	11,350	11,653	11,083	10,831	10,474	10,037	9,428	10,880	11,961	12,217	11,832	11,700	11,294	10,980	11,272	11,417	10,777	11,321	11,011	10,942	10,670	10,012	10,523	10,537	11,448	11,349	11,573	11,295	11,434	11,697	11,436	11,646	12,197	11,614	11,431	11,312	11,143	10,872	10,876	10,571	10,590	10,215	9,962	9,695	9,558	9,289	8,982	9,164	9,355	9,242	9,235	8,790	9,095	9,179	8,920	8,375	8,532	9,197	9,322	9,470	8,783	9,253	9,988	9,784	10,070	10,122	9,724	9,874	9,317	9,272	9,605	9,476	9,616	10,000
DWS Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 1,659,587	1,607,323	1,561,514	1,587,136	1,527,951	1,568,108	1,518,176	1,490,886	1,482,355	1,407,572	1,288,021	1,342,446	1,389,923	1,445,296	1,399,997	1,339,057	1,398,227	1,359,835	1,326,948	1,355,227	1,253,706	1,252,699	1,125,884	1,068,430	1,178,693	1,237,466	1,178,730	1,299,288	1,289,620	1,378,822	1,370,016	1,394,676	1,465,494	1,394,110	1,462,165	1,427,066	1,469,719	1,444,244	1,433,451	1,449,766	1,403,981	1,362,970	1,332,335	1,303,107	1,317,140	1,258,619	1,089,701	1,135,021	1,165,299	1,108,319	1,083,074	1,047,410	1,003,704	942,797	1,088,012	1,196,140	1,221,658	1,183,204	1,170,014	1,129,434	1,097,971	1,127,171	1,141,667	1,077,730	1,132,100	1,101,141	1,094,241	1,067,041	1,001,239	1,052,323	1,053,651	1,144,765	1,134,915	1,157,265	1,129,463	1,143,433	1,169,726	1,143,614	1,164,605	1,219,655	1,161,400	1,143,053	1,131,188	1,114,268	1,087,217	1,087,627	1,057,133	1,059,006	1,021,512	996,165	969,477	955,809	928,865	898,153	916,404	935,540	924,187	923,531	878,983	909,513	917,851	892,026	837,530	853,160	919,665	932,226	946,958	878,302	925,284	998,755	978,439	1,006,970	1,012,151	972,447	987,448	931,747	927,214	960,486	947,597	961,559	1,000,000
DWS Index: MSCI EAFE® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 14,771	14,402	13,757	14,151	13,615	13,755	13,181	13,157	13,165	12,552	11,631	12,166	12,270	12,645	12,095	11,451	12,103	11,725	11,755	11,922	11,068	10,930	9,848	9,251	10,162	10,517	10,302	11,441	11,167	11,762	11,684	11,845	11,723	11,064	11,772	11,587	11,804	11,671	11,700	11,976	11,575	11,358	10,988	10,489	10,571	10,123	8,511	8,868	9,295	8,781	8,764	8,462	8,212	7,795	9,474	10,464	10,856	10,474	10,433	10,069	9,606	10,017	10,248	9,729	10,327	10,092	10,144	9,978	9,352	9,833	9,888	10,591	10,376	10,768	10,467	10,602	11,082	10,751	11,016	11,566	10,974	10,808	10,712	10,630	10,311	10,376	10,040	10,010	9,784	9,583	9,322	9,258	9,036	8,640	8,694	8,674	8,591	8,454	8,032	8,451	8,588	8,262	7,751	7,904	8,604	8,773	8,996	8,379	8,936	9,662	9,497	9,800	9,896	9,477	9,666	9,097	9,122	9,447	9,394	9,588	10,000
DWS Index: MSCI EAFE® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 14,771	14,402	13,757	14,151	13,615	13,755	13,181	13,157	13,165	12,552	11,631	12,166	12,270	12,645	12,095	11,451	12,103	11,725	11,755	11,922	11,068	10,930	9,848	9,251	10,162	10,517	10,302	11,441	11,167	11,762	11,684	11,845	11,723	11,064	11,772	11,587	11,804	11,671	11,700	11,976	11,575	11,358	10,988	10,489	10,571	10,123	8,511	8,868	9,295	8,781	8,764	8,462	8,212	7,795	9,474	10,464	10,856	10,474	10,433	10,069	9,606	10,017	10,248	9,729	10,327	10,092	10,144	9,978	9,352	9,833	9,888	10,591	10,376	10,768	10,467	10,602	11,082	10,751	11,016	11,566	10,974	10,808	10,712	10,630	10,311	10,376	10,040	10,010	9,784	9,583	9,322	9,258	9,036	8,640	8,694	8,674	8,591	8,454	8,032	8,451	8,588	8,262	7,751	7,904	8,604	8,773	8,996	8,379	8,936	9,662	9,497	9,800	9,896	9,477	9,666	9,097	9,122	9,447	9,394	9,588	10,000
DWS Index: MSCI EAFE® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 15,697	15,305	14,620	15,038	14,468	14,618	14,007	13,981	13,991	13,339	12,360	12,928	13,039	13,437	12,853	12,169	12,861	12,460	12,492	12,670	11,762	11,615	10,465	9,831	10,799	11,176	10,948	12,159	11,867	12,499	12,416	12,587	12,457	11,757	12,510	12,313	12,544	12,403	12,433	12,727	12,301	12,070	11,677	11,146	11,234	10,757	9,044	9,424	9,878	9,331	9,313	8,993	8,727	8,284	10,067	11,120	11,537	11,130	11,087	10,701	10,208	10,645	10,890	10,339	10,975	10,725	10,779	10,603	9,938	10,449	10,507	11,255	11,027	11,443	11,124	11,266	11,777	11,425	11,707	12,291	11,661	11,485	11,383	11,296	10,958	11,027	10,670	10,638	10,397	10,183	9,906	9,839	9,602	9,182	9,239	9,218	9,129	8,984	8,535	8,981	9,126	8,780	8,237	8,399	9,143	9,323	9,560	8,904	9,496	10,268	10,092	10,414	10,516	10,071	10,272	9,667	9,694
DWS Index: MSCI EAFE® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 14,771	14,402	13,757	14,151	13,615	13,755	13,181	13,157	13,165	12,552	11,631	12,166	12,270	12,645	12,095	11,451	12,103	11,725	11,755	11,922	11,068	10,930	9,848	9,251	10,162	10,517	10,302	11,441	11,167	11,762	11,684	11,845	11,723	11,064	11,772	11,587	11,804	11,671	11,700	11,976	11,575	11,358	10,988	10,489	10,571	10,123	8,511	8,868	9,295	8,781	8,764	8,462	8,212	7,795	9,474	10,464	10,856	10,474	10,433	10,069	9,606	10,017	10,248	9,729	10,327	10,092	10,144	9,978	9,352	9,833	9,888	10,591	10,376	10,768	10,467	10,602	11,082	10,751	11,016	11,566	10,974	10,808	10,712	10,630	10,311	10,376	10,040	10,010	9,784	9,583	9,322	9,258	9,036	8,640	8,694	8,674	8,591	8,454	8,032	8,451	8,588	8,262	7,751	7,904	8,604	8,773	8,996	8,379	8,936	9,662	9,497	9,800	9,896	9,477	9,666	9,097	9,122	9,447	9,394	9,588	10,000
DWS Index: MSCI EAFE® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 1,477,080	$ 1,440,212	$ 1,375,721	$ 1,415,116	$ 1,361,472	$ 1,375,539	$ 1,318,054	$ 1,315,662	$ 1,316,547	$ 1,255,230	$ 1,163,062	$ 1,216,570	$ 1,226,981	$ 1,264,470	$ 1,209,473	$ 1,145,095	$ 1,210,269	$ 1,172,487	$ 1,175,529	$ 1,192,236	$ 1,106,802	$ 1,092,994	$ 984,757	$ 925,089	$ 1,016,194	$ 1,051,680	$ 1,030,224	$ 1,144,146	$ 1,116,657	$ 1,176,162	$ 1,168,367	$ 1,184,466	$ 1,172,250	$ 1,106,353	$ 1,177,178	$ 1,158,700	$ 1,180,365	$ 1,167,146	$ 1,170,003	$ 1,197,591	$ 1,157,504	$ 1,135,817	$ 1,098,840	$ 1,048,873	$ 1,057,115	$ 1,012,275	$ 851,099	$ 886,809	$ 929,490	$ 878,087	$ 876,386	$ 846,214	$ 821,233	$ 779,511	$ 947,358	$ 1,046,382	$ 1,085,639	$ 1,047,392	$ 1,043,264	$ 1,006,936	$ 960,582	$ 1,001,733	$ 1,024,779	$ 972,942	$ 1,032,722	$ 1,009,208	$ 1,014,366	$ 997,773	$ 935,182	$ 983,256	$ 988,758	$ 1,059,077	$ 1,037,625	$ 1,076,792	$ 1,046,743	$ 1,060,187	$ 1,108,218	$ 1,075,098	$ 1,101,640	$ 1,156,601	$ 1,097,350	$ 1,080,783	$ 1,071,182	$ 1,062,950	$ 1,031,148	$ 1,037,622	$ 1,004,037	$ 1,001,013	$ 978,356	$ 958,251	$ 932,179	$ 925,849	$ 903,599	$ 864,045	$ 869,412	$ 867,387	$ 859,082	$ 845,399	$ 803,191	$ 845,145	$ 858,800	$ 826,221	$ 775,100	$ 790,381	$ 860,369	$ 877,268	$ 899,588	$ 837,917	$ 893,597	$ 966,233	$ 949,709	$ 980,009	$ 989,575	$ 947,671	$ 966,648	$ 909,675	$ 912,222	$ 944,675	$ 939,350	$ 958,756	$ 1,000,000